UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small Cap Growth Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Information Technology - 25.6%
Communications Equipment - 3.2%
Brocade Communications Systems, Inc. (a)	58,900	$340,442
Ciena Corp. (a)	323,300	3,863,435
F5 Networks, Inc. (a)	103,700	2,827,899
Netgear, Inc. (a)	208,200	3,333,282

		10,365,058

Computers & Peripherals - 0.4%
3PAR, Inc. (a)	152,100	1,165,086

Internet Software & Services - 6.7%
Akamai Technologies, Inc. (a)	218,400	4,809,168
Constant Contact, Inc. (a)	218,500	3,480,705
DealerTrack Holdings, Inc. (a)	174,000	2,641,320
Digital River, Inc. (a)	101,200	3,888,104
The Knot, Inc. (a)	136,500	1,238,055
VistaPrint Ltd. (a)	151,400	5,200,590

		21,257,942

Semiconductors & Semiconductor Equipment - 8.1%
Advanced Analogic Technologies, Inc. (a)	491,100	2,357,280
Atheros Communications, Inc. (a)	97,200	1,673,784
Cymer, Inc. (a)	68,500	1,946,085
Formfactor, Inc. (a)	143,700	2,504,691
Hittite Microwave Corp. (a)	55,620	2,066,839
Intellon Corp. (a)	359,790	975,031
ON Semiconductor Corp. (a)	917,859	4,974,796
PMC—Sierra, Inc. (a)	605,200	4,793,184
Skyworks Solutions, Inc. (a)	383,400	3,389,256
Verigy Ltd. (a)	124,000	1,364,000

		26,044,946

Software - 7.2%
Ariba, Inc. (a)	193,700	1,861,457
Blackbaud, Inc.	53,600	815,792
Commvault Systems, Inc. (a)	89,920	1,119,504
Concur Technologies, Inc. (a)	18,600	503,502
Informatica Corp. (a)	150,540	2,393,586
MICROS Systems, Inc. (a)	146,420	3,071,891
Quest Software, Inc. (a)	176,200	2,560,186
Solera Holdings, Inc. (a)	91,000	2,076,620
SuccessFactors, Inc. (a)	279,900	2,437,929
Sybase, Inc. (a)	65,800	2,234,568

Synopsys, Inc. (a)	142,900	3,112,362
THQ, Inc. (a)	250,850	857,907

		23,045,304

		81,878,336

Consumer Discretionary - 20.7%
Distributors - 0.5%
LKQ Corp. (a)	88,000	1,494,240

Diversified Consumer Services - 3.7%
American Public Education, Inc. (a)	54,300	1,954,800
Corinthian Colleges, Inc. (a)	151,400	2,331,560
K12, Inc. (a)	205,300	3,609,174
Strayer Education, Inc.	20,500	3,882,905

		11,778,439

Hotels, Restaurants & Leisure - 4.8%
Great Wolf Resorts, Inc. (a)	513,700	1,895,553
Orient-Express Hotels Ltd.-Class A	345,280	2,233,962
Panera Bread Co.-Class A (a)	56,800	3,181,368
Red Robin Gourmet Burgers, Inc. (a)	154,620	3,795,921
Texas Roadhouse, Inc.-Class A (a)	385,088	4,382,301

		15,489,105

Household Durables - 0.3%
Tempur-Pedic International, Inc.	74,700	960,642

Internet & Catalog Retail - 1.1%
NetFlix, Inc. (a)	77,800	3,525,118

Media - 1.7%
National CineMedia, Inc.	322,000	4,678,660
RHI Entertainment, Inc. (a)	201,460	650,716

		5,329,376

Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	81,700	3,459,178

Specialty Retail - 6.2%
Aeropostale, Inc. (a)	73,100	2,483,207
American Eagle Outfitters, Inc.	290,950	4,311,879
Citi Trends, Inc. (a)	210,420	5,167,915
Dick’s Sporting Goods, Inc. (a)	195,600	3,716,400
Hibbett Sports, Inc. (a)	200,400	4,178,340

		19,857,741

Textiles, Apparel & Luxury Goods - 1.3%
Carter’s, Inc. (a)	189,600	4,053,648

		65,947,487

Health Care - 20.1%
Biotechnology - 6.7%
Acorda Therapeutics, Inc. (a)	106,700	2,115,861
Alexion Pharmaceuticals, Inc. (a)	95,700	3,198,294
Allos Therapeutics, Inc. (a)	372,200	2,281,586
Cougar Biotechnology, Inc. (a)	87,600	3,058,992
Genomic Health, Inc. (a)	142,200	3,199,500

Incyte Corp. Ltd. (a)	318,900	752,604
InterMune, Inc. (a)	72,400	980,296
Onyx Pharmaceuticals, Inc. (a)	70,300	1,820,770
OSI Pharmaceuticals, Inc. (a)	46,200	1,550,934
Pharmasset, Inc. (a)	98,600	887,400
United Therapeutics Corp. (a)	27,700	1,739,837

		21,586,074

Health Care Equipment & Supplies - 4.4%
Immucor, Inc. (a)	125,400	2,042,766
Masimo Corp. (a)	102,500	2,962,250
NuVasive, Inc. (a)	100,200	3,797,580
Resmed, Inc. (a)	73,700	2,833,765
Volcano Corp. (a)	197,100	2,599,749

		14,236,110

Health Care Providers & Services - 3.5%
CardioNet, Inc. (a)	155,900	3,234,925
HMS Holdings Corp. (a)	92,800	2,782,144
IPC The Hospitalist Co., Inc. (a)	123,800	2,269,254
LHC Group, Inc. (a)	125,100	2,854,782

		11,141,105

Health Care Technology - 2.0%
athenahealth, Inc. (a)	85,700	2,725,260
MedAssets, Inc. (a)	208,700	3,597,988

		6,323,248

Life Sciences Tools & Services - 2.8%
AMAG Pharmaceuticals, Inc. (a)	20,700	928,395
Illumina, Inc. (a)	100,500	3,753,675
Medivation, Inc. (a)	44,300	856,319
Qiagen NV (a)	200,600	3,305,888

		8,844,277

Pharmaceuticals - 0.7%
Alexza Pharmaceuticals, Inc. (a)	38,900	64,574
Optimer Pharmaceuticals, Inc. (a)	102,400	1,430,528
Questcor Pharmaceuticals, Inc. (a)	152,200	684,900

		2,180,002

		64,310,816

Industrials - 16.8%
Aerospace & Defense - 1.1%
Hexcel Corp. (a)	365,000	3,500,350

Commercial Services & Supplies - 1.0%
Stericycle, Inc. (a)	68,860	3,241,929

Electrical Equipment - 3.9%
Ametek, Inc.	118,300	3,810,443
Baldor Electric Co.	231,200	5,363,840
EnerSys (a)	196,900	3,357,145

		12,531,428

Machinery - 6.6%
Actuant Corp.-Class A	259,200	3,177,792
Bucyrus International, Inc.-Class A	202,700	4,400,617
Colfax Corp. (a)	100,500	867,315
IDEX Corp.	178,050	4,495,762
Joy Global, Inc.	111,500	2,843,250
RBC Bearings, Inc. (a)	142,400	2,634,400
Valmont Industries, Inc.	43,300	2,761,674

		21,180,810

Marine - 1.0%
Kirby Corp. (a)	99,600	3,073,656

Professional Services - 1.7%
Duff & Phelps Corp.-Class A (a)	81,100	1,529,546
Huron Consulting Group, Inc. (a)	33,100	1,587,145
Navigant Consulting, Inc. (a)	161,300	2,372,723

		5,489,414

Road & Rail - 1.5%
Kansas City Southern (a)	108,675	1,657,294
Knight Transportation, Inc.	173,300	3,063,944

		4,721,238

		53,738,825

Energy - 7.3%
Energy Equipment & Services - 4.4%
Complete Production Services, Inc. (a)	454,300	3,034,724
Core Laboratories NV	26,430	2,199,769
FMC Technologies, Inc. (a)	60,100	2,057,223
Oceaneering International, Inc. (a)	58,700	2,674,959
Superior Energy Services, Inc. (a)	148,900	2,860,369
Tesco Corp. (a)	107,600	1,081,380

		13,908,424

Oil, Gas & Consumable Fuels - 2.9%
Bill Barrett Corp. (a)	44,000	1,143,120
Cabot Oil & Gas Corp.	102,500	3,094,475
Concho Resources, Inc./Midland TX (a)	71,400	1,957,788
Newfield Exploration Co. (a)	75,000	2,338,500
Penn Virginia Corp.	55,700	783,699

		9,317,582

		23,226,006

Financials - 5.1%
Capital Markets - 5.1%
Affiliated Managers Group, Inc. (a)	70,900	4,030,665
Greenhill & Co., Inc.	51,100	3,961,783
KBW, Inc. (a)	175,200	4,238,088
Stifel Financial Corp. (a)	78,600	3,869,478

		16,100,014

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 0.9%
Cbeyond, Inc. (a)	107,300	2,186,774
tw telecom, Inc.-Class A (a)	87,900	807,801

		2,994,575

Wireless Telecommunication Services - 1.1%
SBA Communications Corp.-Class A (a)	138,000	3,477,600

		6,472,175

Materials - 1.2%
Chemicals - 1.2%
Airgas, Inc.	22,500	970,200
Calgon Carbon Corp. (a)	165,800	2,815,284

		3,785,484

Total Common Stocks (cost $309,410,099)		315,459,143

SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio (b) (cost $5,460,967)	5,460,967	5,460,967

Total Investments - 100.5% (cost $314,871,066) (c)		320,920,110
Other assets less liabilities - (0.5)%		(1,555,455)

Net Assets - 100.0%		$319,364,655

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

(c)	As of April 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,256,971 and gross unrealized depreciation of investments was $(31,207,927), resulting in net unrealized appreciation of $6,049,044.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2009:

Level	Securities		Other Investments in Financial Instruments*
Level 1	$320,920,110		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$320,920,110		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

Exhibit No.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: June 22, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: June 22, 2009